Exhibit 99.19

COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Client Name:	XXXX
Client Project Name:	XXXX XXXX-XXXX
Start - End Dates:	XXXX - XXXX
Deal Loan Count:	4

Valuations Summary
Loans In Report:	4

						Origination Values										Automated Valuation Model							Desk Review				Second Desk Review				Field Review				Second Field Review				1004 SFR				2055 Ext Only				BPO (Broker Price Opinion)				Other					AUS Information

Loan Number	Deal ID	Seller Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Review Date	Review Value	Variance Amount	Variance (%)	Review Type	Report Date	Value	Variance Amount	Variance (%)	AVM Vendor Name	AVM FSD	Confidence Score	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Other - Valuation Type	Report Date - Other	Value - Other	Variance Amount - Other	Variance (%) - Other	CU / LCA Score
XXX	4350118888		XXX	XXX	XXX	XXX	XXX	1004 SFR (XXXX)				XXX	XXX	0.00%	None		XXX	XXX	0.00%				XXX	XXX	XXX	-4.62%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	XXX
XXX	4350118887		XXX	XXX	XXX	XXX	XXX	1004 SFR (XXXX)				XXX	XXX	0.00%	None		XXX	XXX	0.00%				XXX	XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	(No Data)
XXX	4350118886		XXX	XXX	XXX	XXX	XXX	1004 SFR (XXXX)				XXX	XXX	0.00%	None		XXX	XXX	0.00%				XXX	XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	(No Data)
XXX	4350118889		XXX	XXX	XXX	XXX	XXX	1004 SFR (XXXX)				XXX	XXX	0.00%	Not Applicable		XXX	XXX	0.00%				XXX	XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	XXX

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com